FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value measurements
Period of financial forecasts on which discounted cash flows is based	5 years
Recurring
Fair value measurements
Financial assets	0	$ 0	$ 0
Financial liabilities	0	$ 0	$ 0